TAXES AND CHARGES - Schedule of Research Development and Innovation (Parenthetical) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes And Charges
Research and development expense	R$ 6	R$ 4
Percentage Of Entitys Net perating Revenue	1.00%